RELATED PARTY TRANSACTIONS (Details)											3 Months Ended		4 Months Ended	9 Months Ended			12 Months Ended
	Sep. 01, 2016 USD ($)	Aug. 31, 2016 USD ($) bbl / d $ / bbl	Apr. 29, 2016 terminal $ / bbl	May 15, 2015 USD ($) renewal $ / bbl	May 14, 2015 USD ($) bbl / d shares	Jan. 01, 2015 renewal $ / bbl	Dec. 11, 2014 USD ($) renewal shares	Oct. 01, 2014 bbl / d $ / bbl	Sep. 30, 2014 USD ($) renewal shares	May 14, 2014 USD ($) bbl / d $ / bbl shares	Sep. 30, 2016 USD ($) bbl / d	Sep. 30, 2015 USD ($)	May 14, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 01, 2016 $ / bbl	Jan. 01, 2016 $ / bbl	Jul. 01, 2015 $ / bbl	May 05, 2015 USD ($)
Related Party Transaction [Line Items]
Payments to acquire businesses														$ 971,932,000	$ 0		$ 565,304,000	$ 0	$ 0
Number of Contract Renewals | renewal				2
Term of Renewal				5 years
Blackstone and First Reserve [Member] | Series B Units [Member]
Related Party Transaction [Line Items]
Distributions to Series B Unitholders																	19,592,000	130,523,000	6,427	$ 0
Fuel Strategies International, Inc, [Member]
Related Party Transaction [Line Items]
Charges incurred during period																		588,000	646,000
Executive Chairman of the Board of Directors [Member]
Related Party Transaction [Line Items]
Charges incurred during period																	$ 957,000	1,214,000	$ 1,274,000
Fourth Amended and Restated Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee		$ 4,000,000
Amended and Restated Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party, Annual Fee							$ 4,400,000		$ 797,000							$ 797,000
Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party, Annual Fee										$ 490,000
Related Party Transaction, Notice Of Withdrawal Period										30 days
Omnibus Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party, Transaction Period																	5 years
Related Party Transaction, Annual Fee										$ 2,300,000							$ 2,300,000
Related Party Transaction, Expense Reimbursement, Salaries and Benefit Costs Reimbursement, Minimum Time Commitment to Company, Percent																	50.00%
Related Party Transaction, Maximum Reimbursement per Event, Net of Insurance Recoveries																	$ 20,000,000
Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions, First Offer Term On Certain Logistical Assets Retained In Company Partnership										10 years
Amended and Restated Omnibus Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee							2,700,000		2,525,000
Third Amended and Restated Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee					$ 2,350,000
Second Amended and Restated Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee													$ 2,225,000
Third Amended and Restated Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Related Party, Annual Fee				$ 4,486,000
Fourth Amended and Restated O&M Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee		6,386,000
Partnership [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	50.00%
Total purchase price	$ 175,000,000	$ 175,000,000
Payments to acquire businesses	20,000,000
Proceeds from Sale and Maturity of Marketable Securities	76,200,000
PBF Logistics LP [Member] | Contribution Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Rights To Distribution Made To Limited Partner, Reimbursement Of Capital Expenditures										$ 30,000,000
Rights To Distribution Made To Limited Partner										298,664,000
Partners' Capital Account, Redemptions										$ 1
PBF Logistics LP [Member] | Contribution Agreement [Member] | PBF LLC [Member] | Common Units [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Issued In Non-Cash Exchange | shares										74,053
PBF Logistics LP [Member] | Contribution Agreement [Member] | PBF LLC [Member] | Subordinated Units [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Issued In Non-Cash Exchange | shares										15,886,553
PBF Logistics LP [Member] | Contribution Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Rights To Distribution Made To Limited Partner, Reimbursement Of Capital Expenditures										$ 30,000,000
Rights To Distribution Made To Limited Partner										$ 298,664,000
Limited Partner, Public [Member] | Partnership [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Payments to acquire businesses	$ 78,800,000
Limited Partner [Member] | PBF Logistics LP [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Ownership Percentage										50.20%
Delaware City West Heavy Crude Unloading Rack [Member] | PBF Logistics LP [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Total purchase price									150,000,000							150,000,000
Payments to acquire businesses									135,000,000							135,000,000
Business acquisition, equity interest issued, value									$ 15,000,000							$ 15,000,000
Business acquisition, equity interest issued or issuable, number of shares | shares									589,536
Toledo Storage Facility [Member] | PBF Logistics LP [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Total purchase price							150,000,000
Payments to acquire businesses							135,000,000
Business acquisition, equity interest issued, value							$ 15,000,000
Business acquisition, equity interest issued or issuable, number of shares | shares							620,935
East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Number Of Refined Product Terminals Acquired | terminal			4
East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d											448,000
Related Party Transaction, Notice Of Withdrawal Period											30 days
Delaware City Products Pipeline [Member] | Delaware City Pipeline Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					50,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl				0.5266																	0.5396		0.5507
Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement				10 years
Term of Renewal				5 years
Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement							10 years
Number of Contract Renewals | renewal							2
Term of Renewal							5 years
West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement									7 years
Number of Contract Renewals | renewal									2
Term of Renewal									5 years
Delaware City Products Pipeline and Truck Rack [Member] | Partnership [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Total purchase price					$ 143,000,000
Payments to acquire businesses					112,500,000
Business acquisition, equity interest issued, value					$ 30,500,000								$ 30,500,000											$ 30,500,000
Business acquisition, equity interest issued or issuable, number of shares | shares					1,288,420
Toledo Storage Facility [Member]
Related Party Transaction [Line Items]
Term of Agreement																	10 years
Toledo Storage Facility [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d								4,400
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl								2.52
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum | $ / bbl								2.52
Oil And Gas Plant, Storage Services Fee | $ / bbl								0.50
Toledo Truck Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement																	7 years
Toledo Truck Unloading Terminal [Member] | Toledo Terminaling Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl						1.016																1.007
Toledo Truck Unloading Terminal [Member] | Services Agreement [Member] | Toledo Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d										4,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl										1.00
Toledo Truck Unloading Terminal [Member] | Agreement Period Three [Member] | Services Agreement [Member] | Toledo Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d										5,500
Delaware City Rail Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement																	7 years
Delaware City Rail Unloading Terminal [Member] | DCR Terminaling Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl						2.032																2.014
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum | $ / bbl						0.508																0.503
Number of Contract Renewals | renewal						2
Term of Renewal						5 years
Delaware City Rail Unloading Terminal [Member] | Services Agreement [Member] | DCR Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl										2.00
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum | $ / bbl										0.50
Delaware City Rail Unloading Terminal [Member] | Agreement Period One [Member] | DCR Terminaling Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d										75,000
Delaware City Rail Unloading Terminal [Member] | Agreement Period One [Member] | Services Agreement [Member] | DCR Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d										85,000
Delaware City West Heavy Crude Unloading Rack [Member]
Related Party Transaction [Line Items]
Term of Agreement																	7 years
Delaware City West Heavy Crude Unloading Rack [Member] | West Ladder Rack Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d								40,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl								2.20
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum | $ / bbl								1.50
Delaware Truck Loading Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement				10 years
Term of Renewal				5 years
Torrance Valley Pipeline - North [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		50,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl		0.5625
Torrance Valley Pipeline - South [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		70,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl		1.5625
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum | $ / bbl		0.3125
Torrance Valley Pipeline - Midway Tank [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Storage Services Fee | $ / bbl		0.85
Torrance Valley Pipeline - Belridge and Emidio Tanks [Member] [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Storage Service Fee, Fee For Volume Above Minimum | $ / bbl		0.425
Oil And Gas Plant, Storage Services Fee | $ / bbl		0.85
Torrance Valley Pipeline - Belridge Tanks [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		715,000
Torrance Valley Pipeline - Emidio Tanks [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		600,000
Cost of Sales [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction											$ 43,842,000	$ 37,082,000		118,356,000	104,796,000
Cost of Sales [Member] | Delaware Truck Loading Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	$ 6,155,000	0
Cost of Sales [Member] | Delaware City Pipeline Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	6,328,000	0
Cost of Sales [Member] | DCR Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	63,043,000	36,640,000
Cost of Sales [Member] | Toledo Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	5,578,000	2,131,000
Cost of Sales [Member] | West Ladder Rack Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	32,120,000	9,639,000
Cost of Sales [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	25,495,000	1,420,000
General and Administrative Expense [Member] | Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction											1,280,000	1,122,000		3,523,000	3,412,000
General and Administrative Expense [Member] | Omnibus Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction											$ 1,201,000	$ 1,471,000		$ 3,460,000	$ 3,941,000		5,216,000	2,174,000
Operating Expense [Member] | Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																	$ 4,455,000	$ 579,000
Refined Clean Product [Member] | Delaware City Truck Rack [Member] | Delaware City Terminaling Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					30,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl				0.462
LPGs [Member] | Delaware City Truck Rack [Member] | Delaware City Terminaling Services Agreement [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					5,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl				2.52
Torrance Valley Pipeline Company [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	50.00%										50.00%			50.00%
Minimum [Member]
Related Party Transaction [Line Items]
Term of Agreement																	7 years
Minimum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement											3 months
Term of Renewal											3 months
Minimum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Storage Service Fee, Fee For Volume Above Minimum | $ / bbl			0.30
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl			0.10
Oil And Gas Plant, Storage Services Fee | $ / bbl			0.45
Maximum [Member]
Related Party Transaction [Line Items]
Term of Agreement																	10 years
Maximum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement											1 year
Term of Renewal											1 year
Maximum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member] | PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Storage Service Fee, Fee For Volume Above Minimum | $ / bbl			0.351
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl			1.25
Oil And Gas Plant, Storage Services Fee | $ / bbl			0.55